TOUCHSTONE TAX-FREE TRUST
                      (FORMERLY COUNTRYWIDE TAX-FREE TRUST)

                                  SUPPLEMENT TO
              PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                               TAX-FREE MONEY FUND
                         TAX-FREE INTERMEDIATE TERM FUND
                           OHIO INSURED TAX-FREE FUND
                            OHIO TAX-FREE MONEY FUND
                         CALIFORNIA TAX-FREE MONEY FUND
                           FLORIDA TAX-FREE MONEY FUND
                                  (the "Funds")

The Prospectuses and Statements of Additional Information of Countrywide Tax-Free Trust, dated November 1, 1999, are each hereby amended to reflect the following new information:

The Countrywide Tax-Free Trust has changed its name to the Touchstone Tax-Free Trust (the "Trust"). The Trust's transfer agent has changed its name to Integrated Fund Services, Inc. Its address and phone number, as well as the address and phone number for the Trust, remain the same.

Touchstone Advisors, Inc. ("Touchstone Advisors"), located at 311 Pike Street, Cincinnati, Ohio 45202, is the investment adviser for the Funds. Touchstone Advisors has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), since 1994. As of December 31, 1999, Touchstone Advisors had approximately $532 million in assets under management.

Touchstone Advisors is responsible for selecting a Fund Sub-Adviser, subject to review by the Board of Trustees. Touchstone Advisors selects a Fund Sub-Adviser that has shown good investment performance in its areas of expertise. Touchstone Advisors will continually monitor a Fund Sub-Adviser's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Adviser.

Each Fund pays Touchstone Advisors a fee at the annual rate of .5% of its average daily net assets up to $100 million; .45% of such assets from $100 million to $200 million; .4% of such assets from $200 million to $300 million; and .375% of such assets in excess of $500 million. Out of this fee, Touchstone Advisors pays the Fund Sub-Adviser a fee for its services.

Fort Washington Investment Advisors, Inc. ("Fort Washington"'), located at 420 East Fourth Street, Cincinnati, Ohio 45202, has been retained as the Sub-Adviser to the Funds. Fort Washington makes the day-to-day decisions regarding buying and selling specific securities for each Fund. Fort Washington manages the investments held by each Fund according to its applicable investment goals and strategies.

Fort Washington has been registered as an investment adviser under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 1999, Fort Washington had assets under management of approximately $13 billion.

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Fort Washington is an affiliate of Touchstone  Advisors.  Therefore,  Touchstone
Advisors may have a conflict of interest when making decisions to keep Fort Washington as Fund Sub-Adviser. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

Touchstone  Securities,   Inc.  ("Touchstone   Securities"),   an  affiliate  of
Touchstone Advisors, Inc., is the principal underwriter for the Funds and the exclusive agent for the distribution of shares of the Funds. Touchstone Securities receives the entire sales load on all direct initial investments in the Funds.

Shares of the Funds and of any other fund in the Touchstone Family of Funds may be exchanged for each other.

The Touchstone Family of Funds consists of the following funds. Funds which may have a front-end or a contingent deferred sales load are marked with an asterisk.

GROWTH FUNDS                                  GROWTH & INCOME FUNDS
------------                                  ---------------------
*Growth/Value Fund                            *Equity Fund
*Aggressive Growth Fund                       *Utility Fund
*Emerging Growth Fund
*International Equity Fund                    VALUE FUNDS
*Enhanced 30 Fund                             -----------
                                              *Value Plus Fund

TAXABLE BOND FUNDS                            TAX-FREE BOND FUNDS
------------------                            -------------------
*Bond Fund                                    *Tax-Free Intermediate Term Fund
*Intermediate Term Government Income Fund     *Ohio Insured Tax-Free Fund
*High Yield Fund
                                              TAX-FREE MONEY MARKET FUNDS
                                              ---------------------------
TAXABLE MONEY MARKET FUNDS                    Tax-Free Money Fund
--------------------------                    Ohio Tax-Free Money Fund
Short Term Government Income Fund             California Tax-Free Money Fund
Institutional Government Income Fund          Florida Tax-Free Money Fund
Money Market Fund

THE DATE OF THIS SUPPLEMENT IS MAY 1, 2000.